Other Income (Expense) - Summary of Other Income (Expense) (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Rental expenses on real estate [abstract]
Interest income and similar related income	€ 1,809	€ 1,112		€ 88
Net gain on foreign exchange	6,034
Finance income	7,843	1,112	[1]	88	[1]
Other income	7,095
Interest and other expenses	(4)	(190)
Net loss on foreign exchange		(19,449)		(409)
Derivative financial instrument expense		(10,696)		(19,235)
Finance cost	(4)	(30,335)	[1]	(19,644)	[1]
Total other income (expense)	€ 14,934	€ (29,223)		€ (19,556)

[1]	See Note 4 for details regarding the restatement as a result of a change in accounting policy.